Cover	Nov. 04, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2021
Entity File Number	001-33216
Entity Registrant Name	SONOMA PHARMACEUTICALS, INC.
Entity Central Index Key	0001367083
Entity Tax Identification Number	68-0423298
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	645 Molly Lane
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	Woodstock
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30189
City Area Code	(707)
Local Phone Number	283-0550
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	SNOA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not applicable.